Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	125,460,867	125,460,867
Common shares outstanding	125,460,867	125,460,867